Equity Compensation Plan (Details 1) - shares	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	1,398,246	1,398,246
Options Exercisable	483,500	404,750
$1.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	565,000	565,000
Options Exercisable	450,167	392,667
$1.77 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	388,246	388,246
Options Exercisable	0	0
$3.93 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	445,000	445,000
Options Exercisable	33,333	12,083